Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment are stated at cost, less accumulated depreciation
Total	$ 14,138,133	$ 13,698,928
Less accumulated depreciation	7,638,477	7,781,209
Premises and equipment, net	6,499,656	5,917,719
Land [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	1,974,527	1,973,014
Land improvements [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	493,195	338,069
Original Useful Life Years	15 years
Leasehold improvements [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	1,083,051	1,063,735
Original Useful Life Years	15 years
Buildings [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	5,440,002	5,193,157
Original Useful Life Years	39 years
Furniture, fixtures & equipment [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	$ 5,147,358	$ 5,130,953
Furniture, fixtures & equipment [Member] | Maximum [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Original Useful Life Years	7 years
Furniture, fixtures & equipment [Member] | Minimum [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Original Useful Life Years	3 years